Loans and Debentures - Schedule of Capitalized Borrowing Cost (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Loans And Debentures
Costs of loans and debentures	R$ 1,083	R$ 975	R$ 1,162
Financing costs on intangible assets and contract assets	(70)	(47)	(15)
Net effect in income or loss	R$ 1,013	R$ 928	R$ 1,147